UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                    Form 13F

FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     12/31/2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment Check only one:                   [ ] is a restatement
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                      Name:                      GunnAllen Financial, Inc.
                    Address:                     5002 W. Waters Ave.
                                                 Tampa, FL 33625

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                            Kristy Hendricks
Title:                                           RIA Compliance Manager
Phone:                                           813-282-0808 ext. 2470

Signature, Place, and Date of Signing:

                Kristy Hendricks                    Tampa, FL    31-Jan-08

Report Type Check only one:

[x] 13F HOLDINGS REPORT.
Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE.
Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.

[ ] 13F COMBINATION REPORT.
Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.

EDGAR

FORM 13F SUMMARY PAGE

                 Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                 48
Form 13F Information Table Value Total:             49,621.00
                                                    thousands

Form 13F Information Table

                    Column 1                         Column 2     Column 3  Column 4   Column 5    Column 6 Column 7 Column 8
                 Name of Issuer                   Title of Class Cusip NumbMarket ValuAmount and TyInvestmenOther MaVoting Aut
AMGEN INC                                              Com       031162100  848644.56   18274   SH   SOLE     NONE    18274
AUTODESK INC COM                                       Com       052769106 1455927.84   29259   SH   SOLE     NONE    29259
BANCO BRADESCO S A  ADR REPSTG PFD SHS NEW 2004   SP ADR PFD NEW 059460303   458496     14328   SH   SOLE     NONE    14328
BOYD GAMING CORP                                       Com       103304101  893860.52   26236   SH   SOLE     NONE    26236
CAPITAL WORLD GROWTH & INCOME FUND CLASS F         Mutual Fund   140543406  460582.94  10340.89 SH   SOLE     NONE   10340.89
CLEVELAND CLIFFS INC                                   Com       185896107  1120694.4   11118   SH   SOLE     NONE    11118
COMPANHIA VALE DO RIO DOCE ADR                    SPONSORED ADR  204412209 1297587.06   39718   SH   SOLE     NONE    39718
DISNEY WALT COMPANY HOLDING CO                         Com       254687106  451338.96   13982   SH   SOLE     NONE    13982
EBAY INC COM                                           Com       278642103  871735.35   26265   SH   SOLE     NONE    26265
FORDING CANADIAN COAL TR UNITS                       TR UNIT     345425102 1834903.78   47173   SH   SOLE     NONE    47173
GENERAL ELECTRIC CO COM                                Com       369604103 495,032.78 13,354.000SH   SOLE     NONE  13,354.000
ISHARES INC MSCI AUSTRALIA INDEX FD               MSCI AUSTRALIA 464286103  908550.5    31525   SH   SOLE     NONE    31525
ISHARES INC MSCI BRAZIL FREE INDEX FD SHS          MSCI BRAZIL   464286400  1606656.3   19909   SH   SOLE     NONE    19909
ISHARES INC MSCI SINGAPORE INDEX FD                 SINGAPORE    464286673  714087.57   51783   SH   SOLE     NONE    51783
ISHARES INC MSCI MEXICO FREE INDEX FD              MSCI MEXICO   464286822   1129800    20175   SH   SOLE     NONE    20175
ISHARES INC MSCI HONG KONG INDEX FD               MSCI HONG KONG 464286871  348862.44   15908   SH   SOLE     NONE    15908
ISHARES TR MSCI EAFE INDEX FD                     MSCI EAFE IDX  464287465   2237878    28508   SH   SOLE     NONE    28508
ISHARES TR RUSSELL 1000 VALUE INDEX FD            RUSSELL1000VAL 464287598  1799044.5   22418   SH   SOLE     NONE    22418
ISHARES TR RUSSELL 1000 GROWTH INDEX FD           RUSSELL1000GRW 464287614 1043045.58   17161   SH   SOLE     NONE    17161
ISHARES TR RUSSELL 2000 VALUE INDEX FD            RUSL 2000 VALU 464287630  829831.52   11774   SH   SOLE     NONE    11774
ISHARES TR RUSSELL 2000 GROWTH INDEX FD           RUSL 2000 GROW 464287648  966197.52   11574   SH   SOLE     NONE    11574
MRV COMMUNICATIONS INC                                 Com       553477100  220548.5    95105   SH   SOLE     NONE    95105
MCDONALDS CORP                                         Com       580135101  775137.78   13158   SH   SOLE     NONE    13158
MELCO PBL ENTMT MACAU LTD ADR ISIN#US5854641009        ADR       585464100  228299.7    19715   SH   SOLE     NONE    19715
MORGAN STANLEY COM NEW                               COM NEW     617446448 1036069.88   19508   SH   SOLE     NONE    19508
PENGROWTH ENERGY TR TR UNITS NEW ISIN#CA706902509  TR UNIT NEW   706902509 2199122.82   124034  SH   SOLE     NONE    124034
PENN WEST ENERGY TR TR UNIT ISIN#CA7078851093        TR UNIT     707885109 286,647.64 11,030.000SH   SOLE     NONE  11,030.000
PENNEY J C INC                                         Com       708160106 1022063.66   23234   SH   SOLE     NONE    23234
PFIZER INC COM                                         Com       717081103 354,224.32 15,584.000SH   SOLE     NONE  15,584.000
QUALCOMM INC                                           Com       747525103  1072051.4   27244   SH   SOLE     NONE    27244
SEPRACOR INC                                           Com       817315104 2146173.75   81759   SH   SOLE     NONE    81759
THAI FUND INC.                                         Com       882904105  283837.5    21750   SH   SOLE     NONE    21750
TITANIUM METALS CORP COM NEW                         COM NEW     888339207  365671.25   13825   SH   SOLE     NONE    13825
AT&T INC COM                                           Com       00206R102  669656.28   16113   SH   SOLE     NONE    16113
AKAMAI TECHNOLOGIES INC COM                            Com       00971T101   1789685    51725   SH   SOLE     NONE    51725
AMERICA MOVIL SAB DE ADR SER L ISIN#US02364W1053  SPON ADR L SHS 02364W105 2861633.46   46614   SH   SOLE     NONE    46614
ARCELORMITTAL SA LUXEMBOURG N Y REGISTRY SHS      NY REGISTRY SH 03938L104  841800.05   10883   SH   SOLE     NONE    10883
BLDRS INDEX FDS TR EMERGING MKTS 50 ADR INDEX FD  EMER MK 50 ADR 09348R300  804980.68   14644   SH   SOLE     NONE    14644
CHINA LIFE INS LTD ADR H SHS ISIN#US16939P1066    SPON ADR REP H 16939P106  1436593.5   18779   SH   SOLE     NONE    18779
CHINA MOBILE LTD SPON ADR S A ISIN#US16941M099    SPONSORED ADR  16941M109 2871661.59   33057   SH   SOLE     NONE    33057
CONOCOPHILLIPS COM                                     Com       20825C104  1885734.8   21356   SH   SOLE     NONE    21356
EOG RES INC COM                                        Com       26875P101  1271812.5   14250   SH   SOLE     NONE    14250
EXXON MOBIL CORP COM                                   Com       30231G102 1,045,018.211,154.000SH   SOLE     NONE  11,154.000
GRUPO TELEVISA ADR ORD PARTN ISIN#US40049J2069    SP ADR REP ORD 40049J206  601975.25   25325   SH   SOLE     NONE    25325
HARVEST ENERGY TR TR UNITS ISIN#CA41752X1015        TRUST UNIT   41752X101  596968.2    28746   SH   SOLE     NONE    28746
CDC CORP SHS A ISIN#KYG2022L1068                      SHS A      G2022L106  501074.3    102890  SH   SOLE     NONE    102890
XYRATEX LTD COM ISIN#BMG982681089                      Com       G98268108   223570     14150   SH   SOLE     NONE    14150
EXCEL MARITIME CARRIERS LTD ISIN#LR0008764684          Com       V3267N107  456385.05   11367   SH   SOLE     NONE    11367


                                                 48 data records           49,621,155.24
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